DISCONTINUED OPERATIONS AND OTHER DIVESTITURES - Income (Loss) From Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of discontinued operations – net of tax	$ 0.1	$ 2.4	$ 67.3
Demag-Mobile Cranes Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	327.2	607.8	569.7
Cost of sales	(335.2)	(602.9)	(521.0)
Selling, general and administrative expenses	(75.6)	(117.5)	(97.5)
Disposal Group, Including Discontinued Operation, impairment	(82.1)	0.0	0.0
Asset impairments	0.0	(6.6)	0.5
Other income (expense)	(4.5)	(19.1)	(3.1)
Gain (loss) on disposition of discontinued operations	(170.2)	(138.3)	(51.4)
(Provision for) benefit from income taxes	14.8	7.9	0.4
Gain (loss) on disposition of discontinued operations – net of tax	0.0	0.0	1.4
Income (loss) from discontinued operations – net of tax	$ (155.4)	$ (130.4)	$ (49.6)